Dunham Funds

Dunham Monthly Distribution Fund
Class A	DAMDX
Class C	DCMDX
Class N	DNMDX

Incorporated herein by reference are the definitive versions of the Prospectus supplement for the above-referenced Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 25, 2021 (SEC Accession No. 0001580642-21-001378).